File No. 33-44254

811-6490

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                          [X]

            Pre‑Effective Amendment No.                                                                                                [__]

            Post‑Effective Amendment No. 63                                                                              [X]

                                                                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

            Amendment No. 63                                                                                                     [X]

(Check appropriate box or boxes.)

Dreyfus Premier Investment Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

                        c/o The Dreyfus Corporation

                        200 Park Avenue, New York, New York                    10166

                        (Address of Principal Executive Offices)        (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         _X__   immediately upon filing pursuant to paragraph (b)

            ____    on     (date)       pursuant to paragraph (b)

            ____    60 days after filing pursuant to paragraph (a)(1)

            ____    on     (date)       pursuant to paragraph (a)(1)

            ____    75 days after filing pursuant to paragraph (a)(2)

            ____    on     (date)       pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

            ____    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                                 SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 18th day of March 2011.

DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        BY:      /s/Bradley J. Skapyak*

                                    _________________________________________

                                    Bradley J. Skapyak, PRESIDENT

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signatures                                                                        Title                                                            Date

___________________________                     _____________________________                            _________

/s/ Bradley J. Skapyak*                                        President (Principal Executive                                      3/18/11

______________________________               Officer) and Director

Bradley J. Skapyak

/s/James Windels*                                              Treasurer (Principal Financial                                        3/18/11

_______________________________             Officer)

James Windels

/s/Joseph S. DiMartino*                                      Chairman of the Board                                                   3/18/11

______________________________

Joseph S. DiMartino

/s/Gordon J. Davis*                                            Board Member                                                               3/18/11

______________________________

Gordon J. Davis

/s/David P. Feldman*                                         Board Member                                                               3/18/11

______________________________

David P. Feldman

/s/Lynn Martin*                                                  Board Member                                                               3/18/11

______________________________

Lynn Martin

/s/Philip L. Toia*                                                Board Member                                                               3/18/11

______________________________

Philip L. Toia

*BY:    /s/Michael A. Rosenberg

            __________________________

            Michael A. Rosenberg

            Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

Exhibit-101.SCH         Taxonomy.

Exhibit-101.INS           Instance Document.

Exhibit-101.CAL         Calculation Linkbase.

Exhibit-101.PRE          Presentation Linkbase.

Exhibit-101.DEF          Definition Linkbase.

Exhibit-101.LAB         Label Linkbase.